UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK, N.A.

ALLERGAN PLC

Ticker Symbol:AGN	Cusip Number:G0177J108
Record Date: 3/6/2018	Meeting Date: 5/2/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors	For	Issuer	For	With
2	To approve Name Executive Officer compensation.	For	Issuer	For	With
3	To ratify the appointment of PricewaterhouseCoopers LLP as the company's auditor.	For	Issuer	For	With
4	To renew the the authority of the directors of the company to issue shares.	For	Issuer	For	With
5A	To renew the authority of the Directors to issue shares for cash without first offering shares to existing shareholders.	For	Issuer	For	With
5B	To authorize the Directors to allot new shares up to an additional 5% for cash in connection with an acquistion or other capital investment.	For	Issuer	For	With
6	Stockholder proposal requiring an independent Board Chairman	Against	Issuer	Against	With

AMERICAN INTERNATIONAL GROUP

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/19/2018	Meeting Date: 5/9/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve Executive Compensation	For	Issuer	For	With
3	To ratify the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2018	For	Issuer	For	With

ANHEUSER-BUSCH INBEV

Ticker Symbol:BUD	Cusip Number:03524A108
Record Date: 3/16/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
4	Approval of statutory annual accounts	For	Issuer	For	With
5	Discharge to the directors	For	Issuer	For	With
6	Discharge to the statutory auditor	For	Issuer	For	With
7	Appointment of Directors	For	Issuer	For	With
8	Remuneration policy & report of the company	For	Issuer	For	With
A	Resolutions which can be validly adopted by the shareholders attending the meeting in person or by proxy, subject to the approval by at least the majority of the votes cast	For	Issuer	For	With
B.1	Powers: Filings	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/15/2017	Meeting Date: 2/13/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The election to Apple's Board of Directors of the eight nominees named in the proxy statement.	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for 2018.	For	Issuer	For	With
3	Advisory vote to approve executive compensation.	For	Issuer	For	With
4	Approval of the amended and restated Apple Inc. Non-Employee Director stock plan.	For	Issuer	For	With
5	A shareholder proposal entitled "Shareholder Proxy Access Amendements."	Against	Stockholder	Against	With
6	A shareholder proposal entitled "Human Rights Committee."	Against	Stockholder	Against	With

BANCO DO BRASIL

Ticker Symbol:BDORY	Cusip Number:059578104
Record Date: 3/27/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
E1	To deliberate about Banco do Brasil's Bylaws review	For	Issuer	For	With
E2	To deliberate about the creation of the Matching Program for the Executive Board Members	For	Issuer	For	With
E3	To deliberate about the trading of the Company's treasury shares	For	Issuer	For	With
O1	Examine, discuss and vote on the Company's 2017 financial statements	For	Issuer	For	With
O2	To deliberate about the destination of the net income from 2017	For	Issuer	For	With
O3	To elect the Board of Directors	For	Issuer	For	With
O4	To establish the Fiscal Council remuneration	For	Issuer	For	With
O5	To establish the overall annual amount of the remuneration of the members of the management bodies	For	Issuer	For	With
O6	To establish the Audit Committee remuneration	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/15/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Executive Compensation	For	Issuer	For	With
3	Ratify the appointment of bank's independent registered public accouting firm	For	Issuer	For	With
4	Stockholder proposal to consider an Independent Board Chairman	Against	Issuer	Against	With

CITIGROUP INC.

Ticker Symbol:C	Cusip Number:172967424
Record Date: 2/26/2018	Meeting Date: 4/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Board of Directors	For	Issuer	For	With
10	Stockholder proposal requesting the Board amend the Citi's bylaws to give holders in the aggregate of 15% of Citi's outstanding common stock the power to call a special meeting.	Against	Issuer	Against	With
2	Ratify KPMG as independent public accounting firm	For	Issuer	For	With
3	Advisory vote to approve 2017 executive compensation	For	Issuer	For	With
4	Approval of amendment to Citigroup stock incentive plan authorizing additional shares	For	Issuer	For	With
5	Stockholder proposal requesting Human & Indigenous People's Rights policy	Against	Issuer	Against	With
6	Stockholder proposal to adopt cumulative voting.	Against	Issuer	Against	With
7	Stockholder proposal requesting a report on lobbying contributions.	Against	Issuer	Against	With
8	Stockholder proposal requesting an amendment to proxy access bylaw provisions.	Against	Issuer	Against	With
9	Stockholder proposal requesting the Board adopt a policy prohibiting the vesting of equity based awards for senior executives.	Against	Issuer	Against	With

DISCOVERY COMMUNICATIONS, INC.

Ticker Symbol:DISCA	Cusip Number:25470F104
Record Date: 10/19/2017	Meeting Date: 11/17/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve the issuance of Series C Common Stock to Scripps Networks shareholders as consideration in the merger contemplated by the Agreement and Plan of Merger dated July 30, 2017.	For	Issuer	For	With
2	By the proxy holders, in their discretion, upon such other matters that may properly come before the meeting or any adjournment thereof.	For	Issuer	For	With

DISCOVERY COMMUNICATIONS, INC.

Ticker Symbol:DISCA	Cusip Number:687186600822
Record Date: 3/16/2018	Meeting Date: 5/10/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of apointment of Price Waterhouse Coopers LLP as independent public accountant	For	Issuer	For	With
3	Approve amendments to incentive plan adopted by Board of Directors	For	Issuer	For	With
4	Stockholder proposal requesting Board of Directors to adopt a policy that director nominees shall include qualified women and minority candidates.	Against	Issuer	Against	With

ESTEE LAUDER COMPANIES, INC.

Ticker Symbol:EL	Cusip Number:518439104
Record Date: 9/15/2017	Meeting Date: 11/14/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of five (5) class III directors	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as independent auditors for the 2018 fiscal year.	For	Issuer	For	With
3	Advisory vote to approve executive compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of the advisory vote on executive compensation every year.	For	Issuer	For	With

NESTLE S.A.

Ticker Symbol:NSRGY	Cusip Number:641069406
Record Date: 3/6/2018	Meeting Date: 4/12/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Approval of the Annual Review & Consolidated Financial Statements for 2017.	For	Issuer	For	With
1B	Acceptance of the Compensation report for 2017	For	Issuer	For	With
2	Discharge to the members of the Board of Directors and the Management	For	Issuer	For	With
3	Appropriation of profit resulting form the balance sheet of Nestle S.A. (proposed dividend) for fiscal 2017.	For	Issuer	For	With
4A	Re-election of the Chairman and members of the Board of Directors	For	Issuer	For	With
4B	Elections to the Board of Directors	For	Issuer	For	With
4C	Election of the members of the Compensation Committee	For	Issuer	For	With
4D	Election of the statutory auditors, KPMG SA, Geneva branch	For	Issuer	For	With
4E	Election of the Independent Representative Hartmann Dryer, Attorneys-At-Law	For	Issuer	For	With
5A	Approval of the compensation of the Board of Directors	For	Issuer	For	With
5B	Approval of the compensation of the Executive Board	For	Issuer	For	With
6	Capital Reduction (by cancellation of shares)	For	Issuer	For	With
7	In the event of any yet unknown new or modified proposal by a shareholder during the general meeting we instruct the Independent Representative to vote as follows:	Against	Issuer	Against	With

PETROBRAS

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 11/24/2017	Meeting Date: 12/15/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal for the amendment of Petrobras' Bylaw	For	Issuer	For	With
2	Consoidation of the Bylaw to reflect the approved amendments	For	Issuer	For	With

PETROBRAS

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 10/17/2017	Meeting Date: 11/7/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Incorporation of Downstream Participacoes LTDA ("Downstream")by Petrobras	For	Issuer	For	With

T. ROWE PRICE GROUP INC.

Ticker Symbol:TROW	Cusip Number:74144T108
Record Date: 2/23/2018	Meeting Date: 4/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve the compensation paid by the Company to its named Executive Officers	For	Issuer	For	With
3	Approval of proposed charter amendment to eliminate the provision that limits voting of share ownership to 15% of outstanding shares.	For	Issuer	For	With
4	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for 2018.	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 3/5/2018	Meeting Date: 5/2/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors	For	Issuer	For	With
2	Ratify appointment of Ernst & Young LLP as independent auditors	For	Issuer	For	With
3	Approve named executive officer compensation on a non-binding advisory basis	For	Issuer	For	With

UNILEVER PLC

Ticker Symbol:UL	Cusip Number:904767704
Record Date: 3/9/2018	Meeting Date: 5/2/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the Report and Accounts for the year ended December 31, 2017	For	Issuer	For	With
17	To reappoint KPMG LLP as Auditors of the Company	For	Issuer	For	With
18	To authorize the Directors to fix the remuneration of the Auditors	For	Issuer	For	With
19	To authorize Political donations and expenditure	For	Issuer	For	With
2	To approve the Director's Remuneration Report	For	Issuer	For	With
20	To renew the authority of Directors to issue shares	For	Issuer	For	With
21	To renew the authority to Directors to disapply pre-emption rights	For	Issuer	For	With
22	To renew the authority to Directors to disapply pre-emption rights for the purposes of of acquisitions or capital investments	For	Issuer	For	With
23	To renew the authority of the company to purchase its own shares	For	Issuer	For	With
24	To shorten the Notice period for General Meetings	Abstained	Issuer	For	With
3	To approve the Director's Remuneration Policy	For	Issuer	For	With
16-Apr	To re-elect the Board of Directors	For	Issuer	For	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 3/2/2018	Meeting Date: 4/30/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
3	Approve the UTC 2018 Long Term Incentive Plan	For	Issuer	For	With
4	Appoint Price Waterhouse Coopers LLP to serve as Independent Auditor for 2018	For	Issuer	For	With
5	Approve an amendment to the Restated Certificate of Incorporation to Eliminate Supermajority Voting for Certain Business Combinations	For	Issuer	For	With
6	Shareholder proposal to reduce threshold to call special meetings from 25% to 10%	Against	Issuer	Against	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/6/2018	Meeting Date: 5/3/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of KPMG LLP as independent registered public accountant	For	Issuer	For	With
3	Approve compensation of named executives	For	Issuer	For	With
4	Amendment to Valero's restated Certificate of Incorporation to removed supermajority vote requirements	For	Issuer	For	With
5	Amendment to Valero's restated Certificate of Incorporation to permit stockholders to act by written consent	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:           Aug. 16, 2018